SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENTED INFORMATION
Schedule of reporting information by segment

Year ended December 31, 2015	Liquids Pipelines1	Gas Distribution	Gas Pipelines, Processing and Energy Services1	Sponsored Investments1	Corporate2	Consolidated
(millions of Canadian dollars)
Revenues	1,730	3,560	20,862	7,642	-	33,794
Commodity and gas distribution costs	(8)	(2,300)	(20,008)	(2,927)	2	(25,241)
Operating and administrative	(1,223)	(537)	(238)	(2,211)	(39)	(4,248)
Depreciation and amortization	(520)	(308)	(178)	(986)	(32)	(2,024)
Environmental costs, net of recoveries	4	-	-	17	-	21
Goodwill impairment	-	-	-	(440)	-	(440)
	(17)	415	438	1,095	(69)	1,862
Income/(loss) from equity investments	296	-	(13)	201	(9)	475
Other income/(expense)	11	(1)	20	(33)	(699)	(702)
Interest expense	(532)	(168)	(109)	(661)	(154)	(1,624)
Income taxes recovery/(expense)	20	(24)	(142)	(499)	475	(170)
Earnings/(loss)	(222)	222	194	103	(456)	(159)
Earnings/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	-	24	376	12	410
Preference share dividends	-	-	-	-	(288)	(288)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	(224)	222	218	479	(732)	(37)
Additions to property, plant and equipment3	2,957	858	226	3,158	76	7,275
Total assets	12,541	9,546	7,793	50,237	4,547	84,664

Year ended December 31, 2014	Liquids Pipelines1	Gas Distribution	Gas Pipelines, Processing and Energy Services1,4	Sponsored Investments1,4	Corporate2	Consolidated
(millions of Canadian dollars)
Revenues	2,283	3,216	23,023	9,119	-	37,641
Commodity and gas distribution costs	-	(1,979)	(21,921)	(5,583)	-	(29,483)
Operating and administrative	(1,101)	(530)	(175)	(1,438)	(37)	(3,281)
Depreciation and amortization	(498)	(304)	(114)	(642)	(19)	(1,577)
Environmental costs, net of recoveries	7	-	-	(107)	-	(100)
	691	403	813	1,349	(56)	3,200
Income/(loss) from equity investments	160	-	136	86	(14)	368
Other income/(expense)	12	(8)	38	5	(313)	(266)
Interest income/(expense)	(372)	(165)	(98)	(559)	65	(1,129)
Income taxes recovery/(expense)	(24)	(17)	(318)	(263)	11	(611)
Earnings/(loss) from continuing operations	467	213	571	618	(307)	1,562
Discontinued operations
Earnings from discontinued operations before income taxes	-	-	73	-	-	73
Income taxes from discontinued operations	-	-	(27)	-	-	(27)
Earnings from discontinued operations	-	-	46	-	-	46
Earnings/(loss)	467	213	617	618	(307)	1,608
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(4)	-	-	(199)	-	(203)
Preference share dividends	-	-	-	-	(251)	(251)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	463	213	617	419	(558)	1,154
Additions to property, plant and equipment3	5,917	603	678	3,269	60	10,527
Total assets1	27,657	9,320	7,601	23,515	4,764	72,857

Year ended December 31, 2013	Liquids Pipelines1	Gas Distribution	Gas Pipelines, Processing and Energy Services1	,4	Sponsored Investments	1,4	Corporate2	Consolidated
(millions of Canadian dollars)
Revenues	2,272	2,741	20,310		7,595		-	32,918
Commodity and gas distribution costs	-	(1,585)	(20,244)		(4,978)		-	(26,807)
Operating and administrative	(1,006)	(534)	(221)		(1,226)		(27)	(3,014)
Depreciation and amortization	(429)	(321)	(75)		(530)		(15)	(1,370)
Environmental costs, net of recoveries	(79)	-	-		(283)		-	(362)
	758	301	(230)		578		(42)	1,365
Income from equity investments	118	-	154		56		2	330
Other income/(expense)	39	20	39		37		(270)	(135)
Interest income/(expense)	(319)	(160)	(81)		(409)		22	(947)
Income taxes recovery/(expense)	(165)	(32)	50		(133)		157	(123)
Earnings/(loss) from continuing operations	431	129	(68)		129		(131)	490
Discontinued operations
Earnings from discontinued operations before income taxes	-	-	6		-		-	6
Income taxes from discontinued operations	-	-	(2)		-		-	(2)
Earnings from discontinued operations	-	-	4		-		-	4
Earnings/(loss)	431	129	(64)		129		(131)	494
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(4)	-	-		139		-	135
Preference share dividends	-	-	-		-		(183)	(183)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	427	129	(64)		268		(314)	446
Additions to property, plant and equipment3	4,360	533	744		2,565		34	8,236
1

Effective September 1, 2015, Enbridge transferred its Canadian Liquids Pipelines business and certain Canadian renewable energy assets to the Fund Group within the Sponsored Investments segment as described under the Canadian Restructuring Plan (Note 1). Revenues of $603 million and loss of $403 million in the year ended December 31, 2015 (2014 - revenues of $1,679 million and earnings of $320 million; 2013 - revenues of $1,752 million and earnings of $261 million) which relate to Liquids Pipelines assets prior to the transfer have not been reclassified into the Sponsored Investments segment for presentation purposes. Revenues of $83 million and earnings of $1 million in the year ended December 31, 2015 (2014 - revenues of $91 million and loss of $2 million; 2013 - revenues of $44 million and loss of $55 million) which relate to Gas Pipelines, Processing and Energy Services assets prior to the transfer have not been reclassified into the Sponsored Investments segment for presentation purposes. Additionally, Liquids Pipelines assets of $17,766 million as at December 31, 2014 and Gas Pipelines, Processing and Energy Services assets of $1,095 million as at December 31, 2014 have not been reclassified into the Sponsored Investments segment for presentation purposes.

2	Included within the Corporate segment was Interest income of $822 million (2014 - $694 million; 2013 - $443 million) charged to other operating segments.
3	Includes allowance for equity funds used during construction.
4

In November 2014, Enbridge’s 50% interest in the United States portion of Alliance Pipeline (Alliance Pipeline US) was transferred to the Fund Group within the Sponsored Investments segment. Earnings from the assets prior to the date of transfer of $41 million (2013 - $43 million) have not been reclassified between segments for presentation purposes.

GEOGRAPHIC INFORMATION: Revenues

Revenues1

Year ended December 31,	2015	2014	2013
(millions of Canadian dollars)
Canada	11,087	14,963	12,690
United States	22,707	22,678	20,228
	33,794	37,641	32,918
1	Revenues are based on the country of origin of the product or service sold.

GEOGRAPHIC INFORMATION: Property, Plant and Equipment	Property, Plant and Equipment
December 31,	2015	2014
(millions of Canadian dollars)
Canada	30,656	27,420
United States	33,778	26,410
	64,434	53,830